Accrued Liabilities - Schedule of Accrued Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Payables And Accruals [Abstract]
Government funding for research and development projects	$ 3,893	[1]	$ 3,055	[1]	$ 3,273	[1]
Accrued employee compensation and other employee expenses	3,504		4,505		2,196
Accrued research and development expenses	0		28		1,317
Accrued royalty on licensed technology	0		0		466
Advances from customers	267		230		141
Accrued warranty	187		149		111
Accrued professional service fee	3,484		497		33
Proceeds received for early exercised options	8		0		9
Other accrued liabilities	598		644		545
Accrued liabilities	$ 11,941		$ 9,108		$ 8,091

[1]	For the nine months ended September 30, 2012 and 2013, the Company recorded $1,025 (unaudited) and $396 (unaudited) government funding as a deduction to expense, respectively. The Company has not recorded any reduction to the carrying value of depreciable assets. As of December 31, 2012 and September 30, 2013, the Company has recorded an accrued liability for cash funding received from the PRC government of $3,055, and $3,893 (unaudited), respectively, because the government had not commenced its review of the research and development projects qualified for funding at the end of the respective periods.